General information (Tables)	12 Months Ended
Dec. 31, 2024
General Information
Schedule of statement of financial position

	12.31.23 As previously reported	RECPAM (Inflationary effect)	12.31.23	Error correction	12.31.23 Restated

NON-CURRENT LIABILITIES
Deferred tax liability	478,696	563,727	1,042,423	(277,032)	765,391
Total non-current liabilities	714,268	841,147	1,555,415	(277,032)	1,278,383
TOTAL LIABILITIES	1,069,994	1,260,061	2,330,055	(277,032)	2,053,023

EQUITY
Accumulated losses	(135,502)	(159,570)	(295,072)	277,032	(18,040)
TOTAL EQUITY	438,811	516,761	955,572	277,032	1,232,604

	12.31.22 As previously reported	RECPAM (Inflationary effect)	12.31.22	Error correction	12.31.22 Restated

NON-CURRENT LIABILITIES
Deferred tax liability	110,908	641,213	752,121	(190,979)	561,142
Total non-current liabilities	155,714	900,259	1,055,973	(190,979)	864,994
TOTAL LIABILITIES	354,465	2,049,302	2,403,767	(190,979)	2,212,788

EQUITY
Accumulated losses	(59,045)	(341,361)	(400,406)	190,979	(209,427)
TOTAL EQUITY	125,666	726,530	852,196	190,979	1,043,175

Schedule of statement of comprehensive income

	12.31.23 As previously reported	RECPAM (Inflationary effect)	12.31.23	Error correction	12.31.23 Restated

Income before taxes	182,180	214,540	396,720	-	396,720

Income tax	(133,809)	(157,576)	(291,385)	86,052	(205,333)
Income of the year	48,371	56,964	105,335	86,052	191,387

Basic and diluted income per share:
Income per share (argentine pesos per share)	55.28	65.10	120.38	98.35	218.73

	12.31.22 As previously reported	RECPAM (Inflationary effect)	12.31.22	Error correction	12.31.22 Restated

Loss before taxes	(2,634)	(15,245)	(17,879)	-	(17,879)

Income tax	(14,834)	(85,744)	(100,578)	74,443	(26,135)
Loss of the year	(17,468)	(100,989)	(118,457)	74,443	(44,014)

Basic and diluted loss per share:
Loss per share (argentine pesos per share)	(19.96)	(115.42)	(135.38)	85.08	(50.30)